Income Taxes - Summary of Gross Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Balance at beginning of period	$ 1,747	$ 1,711
Increases related to prior year tax positions	65
Increases related to 2012 tax positions	53	36
Balance at end of period	$ 1,865	$ 1,747